FINANCING INCOME (EXPENSE), NET (Tables)	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Schedule of Financing Expense
Financing income (expense), net consists of the following for the years ended December 31, 2023, 2022 and 2021:

Details	2023	2022	2021
Interest expense	$(4,444)	$(5,687)	$(7,312)
Interest income	39,987	13,596	5,368
Series G Debentures amortization, exchange rate and hedging transactions related results	(640)	(772)	(1,773)
Exchange rate and hedging transactions related results	(4,140)	(3,986)	(7,092)
Marketable securities fair value adjustments	2,944	(9,225)	-
Bank fees and others	(3,176)	(6,693)	(2,064)
	$30,531	$(12,767)	$(12,873)